Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Stocks for Inflation ETF - Fidelity Stocks for Inflation ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Nov. 05, 2019
Annual Return 2020	2.12%
Annual Return 2021	34.40%
Annual Return 2022	(7.05%)
Annual Return 2023	15.34%